Going Concern and Management Plans (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	May. 31, 2015	Jun. 30, 2015	Jan. 31, 2015	Mar. 31, 2015	May. 11, 2014
Going Concern And Management Plans Details Narrative
Working capital deficit		$ 4,266,794		$ 26,536
Stockholders' equity deficit		$ 4,185,083		119,014
Convertible notes payable				655,000
Private placement offering	3,531,104	3,362,104
Proceeds form private placement offering	$ 5,296,656		$ 5,296,656
Principal amount of convertible notes converted into common stock	645,000
Offering costs	763,000
Net proceeds form private placement offering	$ 4,534,000
Stockholders' deficit		$ 1,268,646		$ 446,349